Related-Party Transactions - Narrative (FY) (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 13, 2023	Nov. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Securities Purchase Agreement
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		149,330.115
Total aggregate purchase price	$ 14,800	$ 60,250
Related Party
Related Party Transaction [Line Items]
Consulting services expenses			$ 0	$ 0	$ 100
Related Party | Securities Purchase Agreement
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		149,330.115
Total aggregate purchase price		$ 60,250